NET LOSS FROM CONTINUING OPERATIONS - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) From Continuing Operations [Abstract]
Interest expense on bank loans	$ 13,796	$ 13,114	$ 11,343
Interest expense on lease liabilities	809	991	567
Interest expense on provisions for restoration	38	30	15
Finance costs	$ 14,643	$ 14,135	$ 11,925